Significant Accounting Policies (Details) - Schedule of Depreciates Property, Plant, and Equipment Using The Straight-Line Method	Jun. 30, 2023
Building [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	20 years
Building [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	50 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Plant and machinery [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Plant and machinery [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	20 years
Motor Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Motor Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	10 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	10 years